UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2009

                                EXPLANATORY NOTE
                                ----------------

This amendment is being made to correct the dates on the performance graph table on page seven of The Advisers' Inner Circle Fund N-CSR filing (Accession Number 0000950123-10-000149) for the Haverford Quality Growth Stock Fund.

ITEM 1. REPORTS TO STOCKHOLDERS.


                         THE ADVISORS' INNER CIRCLE FUND

                       HAVERFORD QUALITY GROWTH STOCK FUND

ANNUAL REPORT                                                   OCTOBER 31, 2009


                                    (GRAPHIC)

                                (HAVERFORD LOGO)


                                     INVESTMENT ADVISER:
                                     HAVERFORD FINANCIAL SERVICES, INC.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2009

                                TABLE OF CONTENTS

Shareholders' Letter ......................................................    1
Schedule of Investments ...................................................    4
Statement of Assets & Liabilities .........................................    7
Statement of Operations ...................................................    8
Statement of Changes in Net Assets ........................................    9
Financial Highlights ......................................................   10
Notes to Financial Statements .............................................   11
Report of Independent Registered Public Accounting Firm ...................   17
Disclosure of Fund Expenses ...............................................   18
Trustees and Officers of The Advisors' Inner Circle Fund ..................   20
Notice to Shareholders ....................................................   28
Board Considerations in Re-Approving the Advisory Agreement ...............   29

The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-301-7212; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2009

Dear Fellow Shareholder,

We are pleased to send you the Annual Report for the Haverford Quality Growth Stock Fund for the fiscal year ended October 31, 2009, which contains information on the holdings of the Fund, along with financial highlights and statement of operations. During this period, the S&P 500 Index returned 9.80%, while the Haverford Quality Growth Stock Fund returned 5.40%.

While many investors are concerned whether the rebound in the financial markets can continue, we believe that both the economic and financial rebounds are sustainable. Market watchers often underestimate the magnitude of economic moves at inflection points and fail to recognize the potential for sharp reversals from extreme levels. History shows that economic rebounds are typically stronger following deeper recessions.

Strong recoveries following deep recessions can be explained by pent-up demand and positive feedback loops that occur during economic recoveries. As the economy rebounds, management who cut costs excessively during the downturn will have to reposition for the rise in demand for their products and services. These realignments typically include capital spending, inventory replenishment, and replacement of previously cut workforce, each of which provides more support to the economic rebound, causing even more businesses to re-adjust. This upward momentum in the initial stages of the rebound is often underappreciated and we expect this time to be no different.

The significant rally in the broad market is not unprecedented. In fact, the pace of the rebound is essentially in line with historical observations. As is typical of market rebounds, investors who were just months ago fearful of further economic collapse are now being driven by the fear of missing one of the largest market moves in history. Today, this fear is accentuated by the fact that cash and other short-term investments are earning essentially nothing.

Perhaps even more important, the market appears to be partially through the rebound. Fundamental information also supports this conclusion: the current price-to-earnings multiple on normalized earnings for the S&P 500 Index stands at 14.5, above the bear market low of 10.0 but still below the historical average of 16.9. With valuations still at such attractive levels for long-term investors and with alternative investments such as money market funds and fixed income offering relatively meager returns, we believe that equities, specifically those of the higher quality variety, offer the prospect of the best long-term risk-adjusted returns.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2009

While we believe that the initial economic recovery will surprise to the upside, the longer-term expansion is likely to be below average by historical standards. Budget deficits are likely to weigh on our economy for a considerable period of time. Additionally, our economy will need to work through a consumer deleveraging, get used to a secularly higher cost of borrowing, and learn to deal with greater government regulation. Despite all of these concerns, we believe that the economy's ability to maintain a modest growth rate will be a well-received alternative to the economic decline we have experienced.

Sincerely,


/s/ Henry B. Smith

Henry B. Smith
Chief Investment Officer
Haverford Financial Services, Inc.

THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE FUND AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                        DEFINITION OF COMPARATIVE INDICES

THE S&P 500 INDEX consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times the number of shares outstanding), with each stock's weight in the index proportionate to its market value.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2009

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HAVERFORD QUALITY GROWTH STOCK FUND VERSUS THE S&P 500 INDEX.

     AVERAGE ANNUAL TOTAL RETURN(1)
   FOR PERIOD ENDED OCTOBER 31, 2009
------------------------------------------
ONE YEAR   3 YEARS   5 YEAR   INCEPTION TO
RETURN      RETURN   RETURN      DATE
--------   -------   ------   ------------
5.40%       -6.45%   -1.27%      -1.64%

                              (PERFORMANCE GRAPH)

            Haverford Quality
            Growth Stock Fund   S&P 500 Index (3)
            -----------------   -----------------
6/30/2004        $10,000             $10,000
10/31/2004       $ 9,760             $ 9,963
10/31/2005       $10,109             $10,832
10/31/2006       $11,184             $12,601
10/31/2007       $12,279             $14,436
10/31/2008       $ 8,687             $ 9,225
10/31/2009       $ 9,156             $10,130

----------
(1) The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. If the Adviser had not limited certain expenses, the Fund's total return would have been lower. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

(2)  The Haverford Quality Growth Stock Fund commenced operations on June 30,
     2004.

(3)  See definition of comparative index on page 2.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

                                  (BAR CHART)

Information Services           18.7%
Industrial                     15.4%
Health Care                    14.9%
Consumer Staples               13.1%
Financial Services             10.6%
Energy                          9.5%
Consumer Discretionary          7.2%
Materials                       5.4%
Telecommunication Services      3.5%
Cash Equivalent                 1.7%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 98.4%

                                                        SHARES          VALUE
                                                     -----------   -------------
CONSUMER DISCRETIONARY -- 7.2%
   Lowe's ........................................        18,600   $     364,002
   Target ........................................         8,725         422,552
   Walt Disney ...................................        24,700         676,039
                                                                   -------------
                                                                       1,462,593
                                                                   -------------
CONSUMER STAPLES -- 13.1%
   Coca-Cola .....................................         7,275         387,830
   CVS Caremark ..................................        22,225         784,543
   PepsiCo .......................................         6,775         410,226
   Procter & Gamble ..............................        12,700         736,600
   Wal-Mart Stores ...............................         7,100         352,728
                                                                   -------------
                                                                       2,671,927
                                                                   -------------
ENERGY -- 9.5%
   Chevron .......................................         7,925         606,579
   ConocoPhillips ................................        10,750         539,435
   Exxon Mobil ...................................        11,050         791,954
                                                                   -------------
                                                                       1,937,968
                                                                   -------------
FINANCIAL SERVICES -- 10.7%
   Aflac .........................................        13,000         539,370
   Bank of New York Mellon .......................        14,975         399,233
   NYSE Euronext .................................        27,075         699,889
   Wells Fargo ...................................        19,400         533,888
                                                                   -------------
                                                                       2,172,380
                                                                   -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2009

COMMON STOCK - CONTINUED

                                                        SHARES          VALUE
                                                     -----------   -------------
HEALTH CARE -- 14.9%
   Abbott Laboratories ...........................        14,175   $     716,830
   Becton Dickinson ..............................        12,300         840,828
   Johnson & Johnson .............................        12,200         720,410
   Medtronic .....................................         9,950         355,215
   Novartis ADR ..................................         7,700         400,015
                                                                   -------------
                                                                       3,033,298
                                                                   -------------
INDUSTRIAL -- 15.4%
   Caterpillar ...................................        10,500         578,130
   Eaton .........................................         9,950         601,478
   Lockheed Martin ...............................         5,900         405,861
   Union Pacific .................................        11,200         617,568
   United Technologies ...........................        15,150         930,967
                                                                   -------------
                                                                       3,134,004
                                                                   -------------
INFORMATION SERVICES -- 18.7%
   Accenture, Cl A ...............................        11,000         407,880
   Automatic Data Processing .....................         7,600         302,480
   Hewlett-Packard ...............................        21,750       1,032,255
   Intel .........................................        26,300         502,593
   Microsoft .....................................        39,250       1,088,403
   Nokia ADR .....................................        38,400         484,224
                                                                   -------------
                                                                       3,817,835
                                                                   -------------
MATERIALS -- 5.4%
   Air Products & Chemicals ......................         6,250         482,063
   EI Du Pont de Nemours .........................        19,275         613,330
                                                                   -------------
                                                                       1,095,393
                                                                   -------------
TELECOMMUNICATION SERVICES -- 3.5%
   AT&T ..........................................        28,275         725,819
                                                                   -------------
   Total Common Stock
      (Cost $19,170,506) .........................                    20,051,217
                                                                   -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2009

CASH EQUIVALENT -- 1.7%

                                                        SHARES         VALUE
                                                     -----------   -------------
   SEI Daily Income Trust, Prime Obligation Fund,
      Cl A, 0.160% (A)
      (Cost $338,384) .............................      338,384   $     338,384
                                                                   -------------
   Total Investments -- 100.1%
      (Cost $19,508,890)...........................                $  20,389,601
                                                                   =============

     PERCENTAGES ARE BASED ON NET ASSETS OF $20,366,283.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2009.

ADR  AMERICAN DEPOSITARY RECEIPT

CL   CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2009

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
Investments at Value (Cost $19,508,890) ...................   $20,389,601
Dividends Receivable ......................................        34,199
Receivable due from Investment Adviser ....................         9,020
Receivable for Capital Shares Sold ........................           500
Prepaid Expenses ..........................................         3,936
                                                              -----------
   TOTAL ASSETS ...........................................    20,437,256
                                                              -----------
LIABILITIES:
Payable for Capital Shares Redeemed .......................        10,970
Payable due to Administrator ..............................         8,493
Chief Compliance Officer Fees Payable .....................         3,131
Payable due to Trustees ...................................         1,851
Other Accrued expenses ....................................        46,528
                                                              -----------
   TOTAL LIABILITIES ......................................        70,973
                                                              -----------
NET ASSETS ................................................   $20,366,283
                                                              ===========
NET ASSETS CONSIST OF:
Paid-in Capital ...........................................   $22,337,108
Undistributed Net Investment Income .......................        16,828
Accumulated Net Realized Loss on Investments ..............    (2,868,364)
Net Unrealized Appreciation on Investments ................       880,711
                                                              -----------
NET ASSETS ................................................   $20,366,283
                                                              ===========
INSTITUTIONAL SHARES:
Outstanding Shares of Beneficial Interest
   (unlimited authorization -- no par value) ..............     2,438,565
                                                              -----------
NET ASSET VALUE, Offering and Redemption Price Per Share ..   $      8.35
                                                              ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               HAVERFORD QUALITY
                                                              GROWTH STOCK FUND
                                                              FOR THE YEAR ENDED
                                                              OCTOBER 31, 2009

STATEMENT OF OPERATIONS

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $3,213) .......   $   431,820
                                                              -----------
   TOTAL INCOME ...........................................       431,820
                                                              -----------
EXPENSES
Administration Fees .......................................       100,000
Investment Advisory Fees ..................................        92,022
Chief Compliance Officer Fees .............................         9,433
Trustees' Fees ............................................         7,535
Transfer Agent Fees .......................................        66,656
Professional Fees .........................................        59,455
Printing Fees .............................................        22,035
Registration and Filing Fees ..............................         7,287
Custodian Fees ............................................         2,679
Other Expenses ............................................         9,369
                                                              -----------
   TOTAL EXPENSES .........................................       376,471
Less:
   Waiver of Investment Advisory Fees (Note 5) ............       (92,022)
   Reimbursement of Other Operating Expenses (Note 5) .....      (130,603)
   Fees Paid Indirectly (Note 4) ..........................          (476)
                                                              -----------
   NET EXPENSES ...........................................       153,370
                                                              -----------
NET INVESTMENT INCOME .....................................       278,450
                                                              -----------
NET REALIZED LOSS ON INVESTMENTS ..........................    (1,045,214)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
   INVESTMENTS ............................................     2,180,905
                                                              -----------
NET GAIN ON INVESTMENTS ...................................     1,135,691
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......   $ 1,414,141
                                                              ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                  YEAR          YEAR
                                                                 ENDED          ENDED
                                                              OCTOBER 31,    OCTOBER 31,
                                                                  2009          2008
                                                              -----------   ------------
OPERATIONS:
   Net Investment Income ..................................   $   278,450   $    244,623
   Net Realized Loss on Investments .......................    (1,045,214)    (1,740,034)
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments ......................................     2,180,905     (4,874,801)
                                                              -----------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      OPERATIONS ..........................................     1,414,141     (6,370,212)
                                                              -----------   ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ..................................      (279,214)      (231,006)
   Realized Capital Gain ..................................            --       (429,757)
                                                              -----------   ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ......................      (279,214)      (660,763)
                                                              -----------   ------------
CAPITAL SHARE TRANSACTIONS:
   Issued .................................................     7,487,851      3,326,684
   In Lieu of Dividends and Distributions .................       266,675        602,675
   Redeemed ...............................................    (3,026,494)    (7,038,714)
                                                              -----------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE
      TRANSACTIONS ........................................     4,728,032     (3,109,355)
                                                              -----------   ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ................     5,862,959    (10,140,330)
NET ASSETS:
   Beginning of Year ......................................    14,503,324     24,643,654
                                                              -----------   ------------
   End of Year (Including Undistributed Net Investment
   Income of $16,828 and $17,592, respectively) ...........   $20,366,283   $ 14,503,324
                                                              ===========   ============
SHARE TRANSACTIONS:
   Issued .................................................     1,002,686        326,409
   In Lieu of Dividends and Distributions .................        36,005         55,536
   Redeemed ...............................................      (398,167)      (680,466)
                                                              -----------   ------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING FROM SHARE
      TRANSACTIONS ........................................       640,524       (298,521)
                                                              ===========   ============

AMOUNTS DESIGNATED AS "--" ARE $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

FINANCIAL HIGHLIGHTS

                                                               SELECTED PER SHARE DATA & RATIOS
                                                        FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                             -------------------------------------------------------------------
                                                 YEAR          YEAR          YEAR          YEAR          YEAR
                                                ENDED         ENDED         ENDED         ENDED         ENDED
                                             OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                                 2009          2008          2007          2006          2005
                                             -----------   -----------   -----------   -----------   -----------
Net Asset Value, Beginning of Period .....     $  8.07       $ 11.75       $ 10.94       $  9.98     $  9.75
                                               -------       -------       -------       -------     -------
Income (Loss) from Investment Operations:
   Net Investment Income(1) ..............        0.14          0.13          0.10          0.10        0.11(2)
   Net Realized and Unrealized Gain
      (Loss) .............................        0.28         (3.49)         0.95          0.96        0.24
                                               -------       -------       -------       -------     -------
   Total from Investment Operations ......        0.42         (3.36)         1.05          1.06        0.35
                                               -------       -------       -------       -------     -------
Dividends and Distributions:
   Net Investment Income .................       (0.14)        (0.12)        (0.10)        (0.10)      (0.12)
   Net Realized Gains ....................          --         (0.20)        (0.14)           --          --
                                               -------       -------       -------       -------     -------
   Total Dividends and Distributions .....       (0.14)        (0.32)        (0.24)        (0.10)      (0.12)
                                               -------       -------       -------       -------     -------
Net Asset Value, End of Period ...........     $  8.35       $  8.07       $ 11.75       $ 10.94     $  9.98
                                               =======       =======       =======       =======     =======
   TOTAL RETURN+ .........................        5.40%       (29.25)%        9.80%        10.64%       3.57%
                                               =======       =======       =======       =======     =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ....     $20,366       $14,503       $24,644       $21,128     $22,421
Ratio of Expenses to Average Net Assets
   (including waivers, reimbursements,
   excluding fees paid indirectly) .......        1.00%         1.02%         1.02%         1.02%       1.00%
Ratio of Expenses to Average Net Assets
   (including waivers, reimbursements, and
   fees paid indirectly) .................        1.00%         1.00%         1.00%         1.00%       1.00%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers, Reimbursements and
   Fees Paid Indirectly) .................        2.45%         1.97%         1.79%         2.03%       2.11%
Ratio of Net Investment Income to Average
   Net Assets ............................        1.81%         1.22%         0.94%         0.94%       1.10%(2)
Portfolio Turnover Rate ..................          23%           30%           16%           48%         13%

+ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1)  PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

(2) NET INVESTMENT INCOME PER SHARE AND THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS INCLUDE $0.03 AND 0.32%, RESPECTIVELY, RESULTING FROM AN EXTRAORDINARY DIVIDEND FROM MICROSOFT IN NOVEMBER 2004.

AMOUNTS DESIGNATED AS "--" ARE $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2009

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 30 funds. The financial statements herein are those of the Haverford Quality Growth Stock Fund (the "Fund"). The investment objective of the Fund is long-term growth of capital. The Fund invests primarily (at least 80% of its net assets) in equity securities. The Fund focuses on U.S. listed common stocks with large market capitalizations that the Adviser believes are the quality companies with stock that offer the potential for future price appreciation. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

Financial Accounting Standards Board ("FASB") has issued FASB ASC 105 (formerly FASB Statement No. 168), THE "FASB ACCOUNTING STANDARDS CODIFICATION(TM)" AND THE HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("ASC 105"). ASC 105 established the FASB Accounting Standards Codification(TM) ("Codification" or "ASC") as the single source of authoritative U.S. generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP is not being changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Trust has implemented the Codification as of October 31, 2009.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2009

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2009, there were no fair valued securities.

     In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2009

     paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

     As of October 31, 2009, all the investments for the Fund are Level 1. For details of investment classifications, reference the Schedule of Investments.

     For the year ended October 31, 2009, there have been no significant changes to the Trust's fair valuation methodologies.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2009

     based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund will distribute substantially all of its net investment income, if any, quarterly. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $100,000 for the Fund, plus $15,000 for each additional class created, or 0.12% of the first $250 million, 0.10% of the next $250 million, and 0.08% of any amount above $500 million of the Fund's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the year ended

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2009

October 31, 2009, the Fund earned cash management credits of $476, which were used to offset transfer agent expenses. This amount is labeled "Fees Paid Indirectly" on the Statement of Operations.

U.S. Bank, N.A. acts as the custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Haverford Financial Services, Inc. (the "Adviser"), provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.60% of the Fund's average daily net assets. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund from exceeding 1.00% of the Fund's average daily net assets.

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2009, the Fund made purchases of $8,747,672 and sales of $3,459,860 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

There were no permanent differences for the year ended October 31, 2009.

The tax character of dividends and distributions paid during the years ending October 31, were as follows:

                  LONG-TERM
       ORDINARY    CAPITAL
        INCOME      GAINS        TOTAL
       --------   ---------    --------
2009   $279,214    $     --    $279,214
2008    383,863     276,900     660,763

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2009

As of October 31, 2009, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary Income   $    16,830
Capital Loss Carryforwards       (2,833,215)
Unrealized Appreciation             845,560
                                -----------
Total Accumulated Losses        $(1,970,825)
                                ===========

For Federal income tax purposes, capital loss carryforwards represent net realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future net capital gains. As of October 31, 2009, the Fund had $1,092,455 and $1,740,760 of capital loss carryforwards expiring in 2017 and 2016, respectively.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2009, were as follows:

                AGGREGATE      AGGREGATE
                  GROSS          GROSS
  FEDERAL      UNREALIZED     UNREALIZED    NET UNREALIZED
  TAX COST    APPRECIATION   DEPRECIATION    APPRECIATION
-----------   ------------   ------------   --------------
$19,544,041    $1,994,608    $(1,149,048)      $845,560

8. OTHER:

At October 31, 2009, 57% of total shares outstanding were held by one record shareholder. This shareholder was comprised of omnibus accounts that were held on behalf of various shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. SUBSEQUENT EVENTS:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through December 22, 2009, the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of October 31, 2009.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Haverford Quality Growth Stock Fund of The Advisors' Inner Circle Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Haverford Quality Growth Stock Fund (one of the series constituting The Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2009, and the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 2005 were audited by other auditors, whose report dated December 22, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Haverford Quality Growth Stock Fund of The Advisors' Inner Circle Fund at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                             (Ernst & Young LLP)

Philadelphia, Pennsylvania
December 22, 2009

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2009

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2009

                         BEGINNING     ENDING      ANNUALIZED     EXPENSES
                          ACCOUNT     ACCOUNT    EXPENSE RATIO      PAID
                           VALUE       VALUE        FOR THE      DURING THE
                          5/01/09    10/31/09       PERIOD         PERIOD*
                         ---------   ---------   -------------   ----------
ACTUAL FUND RETURN       $1,000.00   $1,196.80       1.00%          $5.54
HYPOTHETICAL 5% RETURN    1,000.00    1,020.16       1.00            5.09

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons

                                            TERM OF
                          POSITION(S)     OFFICE AND
    NAME, ADDRESS,         HELD WITH       LENGTH OF
        AGE(1)             THE TRUST    TIME SERVED(2)
    --------------       ------------   --------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER           Chairman      (Since 1991)
63 yrs. old              of the Board
                         of Trustees

WILLIAM M. DORAN           Trustee       (Since 1992)
1701 Market Street
Philadelphia, PA 19103
69 yrs. old

----------
(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-301-7212. The following chart lists Trustees and Officers as of October 31, 2009.

                                           NUMBER OF
                                           PORTFOLIOS
                                        IN THE ADVISORS'
                                       INNER CIRCLE FUND
      PRINCIPAL OCCUPATION(S)             OVERSEEN BY                 OTHER DIRECTORSHIPS
        DURING PAST 5 YEARS               BOARD MEMBER              HELD BY BOARD MEMBER(3)
      -----------------------          -----------------            -----------------------
Currently performs various                     30          Trustee of The Advisors' Inner Circle
services on behalf of SEI                                  Fund II, Bishop Street Funds, SEI Asset
Investments for which Mr.                                  Allocation Trust, SEI Daily Income Trust,
Nesher is compensated.                                     SEI Institutional International Trust,
                                                           SEI Institutional Investments Trust, SEI
                                                           Institutional Managed Trust, SEI Liquid
                                                           Asset Trust, SEI Tax Exempt Trust, and
                                                           SEI Alpha Strategy Portfolios, L.P.,
                                                           Director of SEI Global Master Fund, plc,
                                                           SEI Global Assets Fund, plc, SEI Global
                                                           Investments Fund, plc, SEI Investments
                                                           Global, Limited, SEI Investments --
                                                           Global Fund Services, Limited, SEI
                                                           Investments (Europe), Limited, SEI
                                                           Investments -- Unit Trust Management
                                                           (UK), Limited, SEI Global Nominee Ltd.,
                                                           SEI Opportunity Fund, L.P., SEI
                                                           Structured Credit Fund, L.P., SEI Islamic
                                                           Investments Fund plc, and SEI
                                                           Multi-Strategy Funds plc.

Self-employed consultant since 2003.           30          Trustee of The Advisors' Inner Circle
Partner, Morgan, Lewis & Bockius                           Fund II, Bishop Street Funds, SEI Asset
LLP (law firm) from 1976 to 2003,                          Allocation Trust, SEI Daily Income Trust,
counsel to the Trust, SEI, SIMC, the                       SEI Institutional International Trust,
Administrator and the Distributor.                         SEI Institutional Investments Trust, SEI
Secretary of SEI since 1978.                               Institutional Managed Trust, SEI Liquid
                                                           Asset Trust, SEI Tax Exempt Trust, and
                                                           SEI Alpha Strategy Portfolios, L.P.,
                                                           Director of SEI since 1974. Director of
                                                           the Distributor since 2003. Director of
                                                           SEI Investments -- Global Fund Services,
                                                           Limited, SEI Investments Global, Limited,
                                                           SEI Investments (Europe), Limited, SEI
                                                           Investments (Asia), Limited, SEI Global
                                                           Nominee Limited, SEI Investments Unit
                                                           Trust Management (UK) Limited and SEI
                                                           Asset Korea Co., Ltd.

----------
(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                             TERM OF
                           POSITION(S)     OFFICE AND
    NAME, ADDRESS,          HELD WITH       LENGTH OF
        AGE(1)              THE TRUST    TIME SERVED(2)
    --------------        ------------   --------------
INDEPENDENT
BOARD MEMBERS

JAMES M. STOREY              Trustee      (Since 1994)
78 yrs. old

GEORGE J. SULLIVAN, JR.      Trustee      (Since 1999)
66 yrs. old

BETTY L. KRIKORIAN           Trustee      (Since 2005)
66 yrs. old

CHARLES E. CARLBOM           Trustee      (Since 2005)
75 yrs. old

----------
(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

                                           NUMBER OF
                                           PORTFOLIOS
                                        IN THE ADVISORS'
                                       INNER CIRCLE FUND
      PRINCIPAL OCCUPATION(S)             OVERSEEN BY                 OTHER DIRECTORSHIPS
        DURING PAST 5 YEARS               BOARD MEMBER              HELD BY BOARD MEMBER(3)
      -----------------------          -----------------            -----------------------
Attorney, sole practitioner since              30          Trustee of The Advisors' Inner Circle
1994. Partner, Dechert Price                               Fund II, Bishop Street Funds,
& Rhoads, September 1987-                                  Massachusetts Health and Education
December 1993.                                             Tax-Exempt Trust, and U.S. Charitable
                                                           Gift Trust, SEI Asset Allocation Trust,
                                                           SEI Daily Income Trust, SEI Institutional
                                                           International Trust, SEI Institutional
                                                           Investments Trust, SEI Institutional
                                                           Managed Trust, SEI Liquid Asset Trust,
                                                           SEI Tax Exempt Trust, and SEI Alpha
                                                           Strategy Portfolios, L.P.

Chief Executive Officer,                       30          Trustee of The Advisors' Inner Circle
Newfound Consultants Inc. since                            Fund II, Bishop Street Funds, State
April 1997.                                                Street Navigator Securities Lending
                                                           Trust, SEI Asset Allocation Trust, SEI
                                                           Daily Income Trust, SEI Institutional
                                                           International Trust, SEI Institutional
                                                           Investments Trust, SEI Institutional
                                                           Managed Trust, SEI Liquid Asset Trust,
                                                           SEI Tax Exempt Trust, and SEI Alpha
                                                           Strategy Portfolios, L.P., Director of
                                                           SEI Opportunity Fund, L.P., and SEI
                                                           Structured Credit Fund, L.P., member of
                                                           the independent review committee for
                                                           SEI's Canadian-registered mutual funds.

Vice President Compliance, AARP                30          Trustee of The Advisors' Inner Circle
Financial Inc. since September                             Fund II and Bishop Street Funds.
2008. Self-Employed Legal and
Financial Services Consultant since
2003. In-house Counsel, State Street
Bank Global Securities and Cash
Operations from 1995 to 2003.

Self-Employed Business Consultant,             30          Director, Crown Pacific, Inc. and Trustee
Business Project Inc. since 1997.                          of The Advisors' Inner Circle Fund II and
CEO and President, United Grocers                          Bishop Street Funds.
Inc. from 1997 to 2000.

----------
(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                 TERM OF
                                              POSITION(S)                       OFFICE AND
          NAME, ADDRESS,                       HELD WITH                        LENGTH OF
              AGE(1)                           THE TRUST                      TIME SERVED(2)
---------------------------------   ------------------------------   -------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

MITCHELL A. JOHNSON                             Trustee                        (Since 2005)
67 yrs. old

JOHN K. DARR                                    Trustee                        (Since 2008)
65 yrs. old

OFFICERS

PHILIP T. MASTERSON                            President                       (Since 2008)
45 yrs. old

MICHAEL LAWSON                         Treasurer, Controller and               (Since 2005)
49 yrs. old                             Chief Financial Officer

RUSSELL EMERY                          Chief Compliance Officer                (Since 2006)
46 yrs. old

----------
(1) Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

                                               NUMBER OF
                                              PORTFOLIOS
                                            IN THE ADVISORS'
                                           INNER CIRCLE FUND               OTHER DIRECTORSHIPS
     PRINCIPAL OCCUPATION(S)               OVERSEEN BY BOARD                  HELD BY BOARD
       DURING PAST 5 YEARS                  MEMBER/OFFICER                  MEMBER/OFFICER(3)
---------------------------------   ------------------------------   -------------------------------
Retired.                                           30                Director, Federal Agricultural
                                                                     Mortgage Corporation. Trustee
                                                                     of The Advisors' Inner Circle
                                                                     Fund II and Bishop Street
                                                                     Funds.

CEO, Office of Finance, FHL Banks                  30                Trustee of The Advisors' Inner
from 1992 to 2007.                                                   Circle Fund II and Bishop
                                                                     Street Funds. Director of
                                                                     Federal Home Loan Bank of
                                                                     Pittsburgh and Manna, Inc.
                                                                     Mortgage Corporation.

Managing Director of SEI                          N/A                              N/A
Investments since 2006. Vice
President and Assistant Secretary
of the Administrator from 2004 to
2006. General Counsel of Citco
Mutual Fund Services from 2003 to
2004. Vice President and
Associate Counsel for the
Oppenheimer Funds from 2001 to
2003.

Director, SEI Investments, Fund                   N/A                              N/A
Accounting since July 2005.
Manager, SEI Investments, Fund
Accounting from April 1995 to
February 1998 and November 1998
to July 2005.

Chief Compliance Officer of SEI                   N/A                              N/A
Structured Credit Fund, LP and
SEI Alpha Strategy Portfolios, LP
since June 2007. Chief Compliance
Officer of SEI Opportunity Fund,
L.P., SEI Institutional Managed
Trust, SEI Asset Allocation
Trust, SEI Institutional
International Trust, SEI
Institutional Investments Trust,
SEI Daily Income Trust, SEI
Liquid Asset Trust and SEI Tax
Exempt Trust since March 2006.
Directors of Investments Product
Management and Development, SEI
Investments, since February 2003;
Senior Investment Analyst -
Equity Team, SEI Investments,
from March 2000 to February 2003.

----------
(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                 TERM OF
                                              POSITION(S)                       OFFICE AND
          NAME, ADDRESS,                       HELD WITH                        LENGTH OF
              AGE(1)                           THE TRUST                       TIME SERVED
---------------------------------   ------------------------------   -------------------------------
OFFICERS (CONTINUED)

JOSEPH M. GALLO                      Vice President and Secretary              (Since 2007)
36 yrs. old

CAROLYN F. MEAD                           Vice President and                   (Since 2007)
52 yrs. old                               Assistant Secretary

JAMES NDIAYE                              Vice President and                   (Since 2004)
41 yrs. old                               Assistant Secretary

TIMOTHY D. BARTO                          Vice President and                   (Since 2000)
41 yrs. old                               Assistant Secretary

MICHAEL BEATTIE                             Vice President                     (Since 2009)
44 yrs. old

ANDREW S. DECKER                              AML Officer                      (Since 2008)
46 yrs. old

----------
(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

                                               NUMBER OF
                                              PORTFOLIOS
                                            IN THE ADVISORS'
     PRINCIPAL OCCUPATION(S)               INNER CIRCLE FUND               OTHER DIRECTORSHIPS
       DURING PAST 5 YEARS                OVERSEEN BY OFFICER                HELD BY OFFICER
---------------------------------   ------------------------------   -------------------------------
Corporate Counsel of SEI since                    N/A                              N/A
2007; Associate Counsel, ICMA
Retirement Corporation 2004-
2007; Federal Investigator, U.S.
Department of Labor 2002-2004;
U.S. Securities and Exchange
Commission-Division of Investment
Management, 2003.

Corporate Counsel of SEI since                    N/A                              N/A
2007; Associate, Stradley, Ronon,
Stevens & Young 2004-2007;
Counsel, ING Variable Annuities,
1999-2002.

Employed by SEI Investments                       N/A                              N/A
Company since 2004. Vice
President, Deutsche Asset
Management from 2003-2004.
Associate, Morgan, Lewis &
Bockius LLP from 2000-2003.
Counsel, Assistant Vice
President, ING Variable Annuities
Group from 1999-2000.

General Counsel, Vice President                   N/A                              N/A
and Secretary of SEI Investments
Global Funds Services since 1999;
Associate, Dechert (law firm)
from 1997-1999; Associate,
Richter, Miller & Finn (law firm)
from 1994-1997.

Director of Client Services at                    N/A                              N/A
SEI since 2004.

Compliance Officer and Product                    N/A                              N/A
Manager, SEI, 2005-2008. Vice
President, Old Mutual Capital,
2000-2005. Operations Director,
Prudential Investments,
1998-2000.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders that do not have an October 31, 2009, tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2009, tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2009, the Fund is designating the following items with regard to distributions paid during the year.

                                                  QUALIFYING
                                                     FOR                                          FOREIGN INVESTORS
                                                  CORPORATE                                 -----------------------------
   ORDINARY       LONG TERM                       DIVIDENDS     QUALIFYING       U.S.          INTEREST       SHORT-TERM
    INCOME       CAPITAL GAIN       TOTAL          RECEIVED      DIVIDEND     GOVERNMENT       RELATED       CAPITAL GAIN
DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS   DEDUCTION (1)   INCOME (2)   INTEREST (3)   DIVIDENDS (4)   DIVIDENDS (5)
-------------   -------------   -------------   -------------   ----------   ------------   -------------   -------------
   100.00%          0.00%          100.00%         100.00%        100.00%        0.00%          0.00%           0.00%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF EACH OF THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME. GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS OF THE ADVISORS' INNER CIRCLE FUND -- HAVERFORD QUALITY GROWTH STOCK FUND WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT, NEW JERSEY AND NEW YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "INTEREST RELATED DIVIDENDS" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS. THIS PROVISION OF THE IRC WILL BE EXPIRING FOR YEARS BEGINNING AFTER JANUARY 1, 2010.

(5) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "SHORT-TERM CAPITAL GAIN DIVIDENDS" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS THAT IS EXEMPT FROM U.S WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS. THIS PROVISION OF THE IRC WILL BE EXPIRING FOR YEARS BEGINNING AFTER JANUARY 1, 2010.

THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDER FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2009. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED WITH YOUR 2009 FORM 1099-DIV.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT (UNAUDITED)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on May 19-20, 2009, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv)the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representative provided an overview of the Adviser's history, assets under management, personnel and investment approach. The representative noted the consolidation of the Adviser with its affiliate, Haverford Investment Management, Inc., in 2008 in an effort to reduce costs and create efficiencies and economies of scale. The representative then reviewed the Fund's portfolio composition. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Board was provided with information regarding the performance of the Fund over various periods and since the Fund's inception. The Board also compared the Fund's performance to its benchmark index and other similar mutual funds over various periods of time. The Adviser representative provided information regarding and led a discussion of factors impacting the performance of the Fund, outlining current market conditions and the Adviser's expectations and strategies for the future. Based on this information, the Board concluded that the Fund's performance was favorable relative to its benchmark over various periods of time and was satisfied with the investment results that the Adviser had been able to achieve for the Fund.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Adviser and the costs and other expenses incurred by the Adviser in providing advisory services. The Adviser's representative then discussed the profits realized by the Adviser from its relationship with the Fund. The Trustees considered the information provided, and concluded such profit was not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and noted that the Fund's total fees and expenses, after waivers, were lower than the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fee was the result of arm's length negotiations and

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

appeared reasonable in light of the services rendered. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Advisory Agreement for another year.

                                     NOTES

                                     NOTES

                       HAVERFORD QUALITY GROWTH STOCK FUND
                                 P.O. Box 219745
                             Kansas City, MO 64121
                                  866-301-7212

                                    ADVISER:
                       Haverford Financial Services, Inc.
                    Three Radnor Corporate Center, Suite 450
                                Radnor, PA 19087

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                Ernst & Young LLP
                              Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

    This information must be preceded or accompanied by a current prospectus for the Portfolio described.

HIM-AR-001-0600

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is John Darr and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

                                                2009                                                2008
                        --------------------------------------------------  ---------------------------------------------------
                                                           All other fees                                       All other fees
                         All fees and      All fees and    and services to                     All fees and     and services to
                          services to      services to         service       All fees and       services to         service
                        the Trust that       service       affiliates that  services to the       service       affiliates that
                             were        affiliates that   did not require  Trust that were   affiliates that   did not require
                         pre-approved   were pre-approved   pre-approval     pre-approved    were pre-approved   pre-approval
                        --------------  -----------------  ---------------  ---------------  -----------------  ---------------
(a) Audit Fees             $232,354             $0               $0             $246,200             $0                $0
(b) Audit-Related Fees     $      0             $0               $0             $      0             $0                $0
(c) Tax Fees               $      0             $0               $0             $      0             $0                $0
(d) All Other Fees         $      0             $0               $0             $      0             $0                $0

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

                                               2009                                                 2008
                        --------------------------------------------------  ---------------------------------------------------
                                                           All other fees                                       All other fees
                         All fees and     All fees and     and services to                     All fees and     and services to
                          services to      services to         service       All fees and       services to         service
                        the Trust that       service       affiliates that  services to the       service       affiliates that
                             were        affiliates that   did not require  Trust that were   affiliates that   did not require
                         pre-approved   were pre-approved   pre-approval     pre-approved    were pre-approved   pre-approval
                        --------------  -----------------  ---------------  ---------------  -----------------  ---------------
(a) Audit Fees              $245,808           N/A                N/A           $316,360             N/A               N/A
(b) Audit-Related Fees         N/A             N/A                N/A              N/A               N/A               N/A
(c) Tax Fees                   N/A             N/A                N/A              N/A               N/A               N/A
(d) All Other Fees             N/A             N/A                N/A              N/A               N/A               N/A

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

                     2009   2008
                     ----   ----
Audit-Related Fees    0%     0%
Tax Fees              0%     0%
All Other Fees        0%     0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

                     2009   2008
                     ----   ----
Audit-Related Fees    0%    N/A
Tax Fees              0%    N/A
All Other Fees        0%    N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2009 and 2008, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2009 and 2008, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: January 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: January 4, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson, Treasurer,
                                        Controller & CFO

Date: January 4, 2010